Revenue (Details) - Summary of disaggregation of revenue - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Collaboration revenue	$ 763	$ 763	$ 3,051	$ 2,483
Other revenue:
Total other revenue	2,964	3,331	9,260	5,672
Total revenue	22,980	18,860	81,626	55,889
Assay services revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,800	14,573	68,038	45,827
Product revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	453	193	1,277	1,907
Royalties [Member]
Other revenue:
Total other revenue	2,955	3,000	8,515	5,261
Other [Member]
Other revenue:
Total other revenue	$ 9	$ 331	$ 745	$ 411